Trade and other current receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Current Receivables

	€ million	€ million
Trade and other current receivables	2021	2020
Due within one year
Trade receivables	3,582	3,433
Prepayments and accrued income	492	423
Other receivables	1,348	1,083
	5,422	4,939

Summary of Ageing of Trade Receivables

	€ million	€ million
Ageing of trade receivables	2021	2020
Not overdue	3,070	2,849
Past due less than three months	470	481
Past due more than three months but less than six months	75	99
Past due more than six months but less than one year	44	73
Past due more than one year	124	124
Total trade receivables	3,783	3,626
Impairment provision for trade receivables	(201)	(193)
	3,582	3,433

Summary of Impairment Provision for Trade and Other Receivables

	€ million	€ million
Impairment provision for total trade and other receivables	2021	2020
1 January	276	321
Charge to income statement	35	66
Reduction/releases	(31)	(68)
Reclassifications	(3)	1
Currency translations	9	(44)
31 December	286	276